10. Deferred taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DeferredTaxesLineLineItems [Line Items]
Applicable tax rate for income tax	14.00%	25.94%	30.51%
Applicable tax rate for social contribution	25.00%	9.00%
TIM Celular S.A. ("TIM Celular") [Member]
DeferredTaxesLineLineItems [Line Items]
Credits related to tax carry forward losses	R$ 132,389	R$ 127,216
Deductible temporary differences for which no deferred tax asset is recognised	R$ 102,860	R$ 99,241